Operating Units Future minimum receipts of lease payments (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Receipts [Abstract]
Schedule of Future Minimum Rental Receipts [Table Text Block]
The following is a summary of the anticipated future receipts of the minimum lease payments receivable under the financing and operating method at December 31, 2011:

Year	Amount
(in millions)
2012	$52
2013	52
2014	48
2015	48
2016	46
Thereafter	178
$424